Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK HIGH EQUITY INCOME FUND - INVESTOR C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	608
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	$ 2,098